Financial Instruments and Risk Management (Details) - Schedule of Fair Value Measurement of Derivative Financial Instrument - CHF (SFr)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Financial Instruments and Risk Management (Details) - Schedule of Fair Value Measurement of Derivative Financial Instrument [Line Items]
Balance		SFr 6,331,282
Financing Cash Flows	[1]	1,029,731
Fair value revaluation		166,192
Other changes	[2]	(7,427,546)
Balance		99,659
Loans [Member]
Financial Instruments and Risk Management (Details) - Schedule of Fair Value Measurement of Derivative Financial Instrument [Line Items]
Balance		5,869,797
Financing Cash Flows	[1]	1,164,438	6,038,627
Fair value revaluation		166,192
Other changes	[2]	(7,200,427)	(168,830)
Balance			5,869,797
Lease liabilities [Member]
Financial Instruments and Risk Management (Details) - Schedule of Fair Value Measurement of Derivative Financial Instrument [Line Items]
Balance		461,485	575,736
Financing Cash Flows	[1]	(134,707)	(130,200)
Fair value revaluation
Other changes	[2]	(227,119)	15,949
Balance		SFr 99,659	461,485
Derivative financial instrument [Member]
Financial Instruments and Risk Management (Details) - Schedule of Fair Value Measurement of Derivative Financial Instrument [Line Items]
Balance			1,233
Financing Cash Flows	[1]
Fair value revaluation			(1,233)
Other changes	[2]
Balance
Total [Member]
Financial Instruments and Risk Management (Details) - Schedule of Fair Value Measurement of Derivative Financial Instrument [Line Items]
Balance			576,969
Financing Cash Flows	[1]		5,908,427
Fair value revaluation			(1,233)
Other changes	[2]		(152,881)
Balance			SFr 6,331,282

[1]	The financing cash flows are from loan borrowings or loan and lease repayments.
[2]	Other non-cash changes include conversion of convertible loan including de-recognition of embedded derivative and remeasurement of lease liability.